Significant Risks and Uncertainties Including Business and Credit Concentrations - Vendor Concentration Risk (Details) - Supplier Concentration	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cost of Goods and Service Benchmark | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	55.00%	50.00%	54.00%	49.00%	50.00%	55.00%
Cost of Goods and Service Benchmark | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	43.00%	48.00%	44.00%	49.00%	48.00%	45.00%
Gross Payables | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage			33.00%		39.00%	42.00%
Gross Payables | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage			45.00%		47.00%	48.00%